Basis of Presentation and Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of expected amortization of deferred revenue leases

	2013	2014	2015	2016	2017
Estimated amortization	$2,553	$2,312	$2,059	$1,795	$1,586